Note 15 - Financial Instruments (Details) - Financial Assets and Liabilities Carried at Fair Value - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Note 15 - Financial Instruments (Details) - Financial Assets and Liabilities Carried at Fair Value [Line Items]
Contingent consideration liability	$ 3,316
Fair Value, Inputs, Level 1 [Member]
Note 15 - Financial Instruments (Details) - Financial Assets and Liabilities Carried at Fair Value [Line Items]
Contingent consideration liability
Fair Value, Inputs, Level 2 [Member]
Note 15 - Financial Instruments (Details) - Financial Assets and Liabilities Carried at Fair Value [Line Items]
Contingent consideration liability
Fair Value, Inputs, Level 3 [Member]
Note 15 - Financial Instruments (Details) - Financial Assets and Liabilities Carried at Fair Value [Line Items]
Contingent consideration liability	$ 3,316	$ 6,095